Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Jun. 08, 2012	Sep. 30, 2011
Entity Registrant Name	FIRST ROBINSON FINANCIAL CORP
Entity Central Index Key	0001035991
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	frfc
Entity Common Stock, Shares Outstanding		426,744
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 9.2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and due from banks	$ 7,777	$ 9,546
Interest-bearing demand deposits	20,551	17,813
Cash and cash equivalents	28,328	27,359
Held-to-maturity securities (fair values of $1,342 and $0 at March 31, 2012 and 2011)	1,225	0
Available-for-sale securities	50,100	51,677
Loans, held for sale	509	354
Loans, net of allowance for loan losses of $1,383 and $1,145 at March 31, 2012 and 2011	125,752	120,164
Premises and equipment, net of accumulated depreciation of $4,044 and $3,684 at March 31, 2012 and 2011	4,150	3,848
Federal Reserve and Federal Home Loan Bank stock	1,189	1,056
Foreclosed assets held for sale, net	86	218
Interest receivable	966	914
Prepaid income taxes	96	249
Cash surrender value of life insurance	1,608	1,556
Other assets	1,485	1,436
Total assets	215,494	208,831
Liabilities and Stockholders' Equity
Demand	31,831	23,490
Savings, NOW and money market	102,258	97,121
Time deposits	47,199	55,741
Total deposits	181,288	176,352
Other borrowings	12,920	15,620
Short-term borrowings	0	1,800
Advances from borrowers for taxes and insurance	336	274
Deferred income taxes	547	512
Interest payable	120	183
Other liabilities	1,360	1,325
Total liabilities	196,571	196,066
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $.01 par value,$1,000 liquidation value; authorized 500,000 shares, 4,900 shares and 0 shares issued and outstanding at March 31, 2012 and 2011	4,900	0
Common stock, $.01 par value; authorized 2,000,000 shares; issued - 859,625 shares; outstanding - 2012 - 426,744 shares, 2011 - 427,149 shares	9	9
Additional paid-in capital	8,627	8,781
Retained earnings	12,744	11,212
Accumulated other comprehensive income	755	861
Treasury stock, at cost Common; 2012 - 432,881 shares, 2011 - 432,476 shares	(8,112)	(8,098)
Total stockholders' equity	18,923	12,765
Total liabilities and stockholders' equity	$ 215,494	$ 208,831

Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Held-to maturity securities fair values (in dollars)	$ 1,342,000	$ 0
Allowance for loan losses (in dollars)	1,383,000	1,145,000
Accumulated depreciation (in dollars)	4,044,000	3,684,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference value	$ 1,000	$ 1,000
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	4,900	0
Preferred stock, shares outstanding	4,900	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	859,625	859,625
Common stock, shares outstanding	426,744	427,149
Treasury stock, shares	432,881	432,476

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Interest and Dividend Income
Loans	$ 6,878	$ 6,547
Securities
Taxable	1,337	1,607
Tax-exempt	116	115
Other interest income	44	30
Dividends on Federal Reserve Bank and Federal Home Loan Bank stocks	15	10
Total interest and dividend income	8,390	8,309
Interest Expense
Deposits	1,484	2,312
Other borrowings	82	105
Total interest expense	1,566	2,417
Net Interest Income	6,824	5,892
Provision for Loan Losses	698	735
Net Interest Income After Provision for Loan Losses	6,126	5,157
Non-Interest Income
Charges and other fees on loans	346	360
Charges and fees on deposit accounts	977	943
Net gain on sale of loans	793	680
Net gain on sale of equipment	0	4
Net gain (loss) on sale of foreclosed property	(12)	15
Other	587	567
Total non-interest income	2,691	2,569
Non-Interest Expense
Compensation and employee benefits	3,123	3,002
Occupancy and equipment	754	717
Data processing and telecommunications	488	430
Audit, legal and other professional services	247	265
Advertising	285	258
Postage	73	69
FDIC Insurance	110	236
Foreclosed property expense	18	14
Other	662	639
Total non-interest expense	5,760	5,630
Income Before Income Taxes	3,057	2,096
Provision for Income Taxes	1,111	701
Net Income	1,946	1,395
Preferred Stock Dividends	30	0
Net Income Available to Common Stockholders	1,916	1,395
Basic Earnings Per Common Share (in dollars per share)	$ 4.67	$ 3.38
Diluted Earnings Per Common Share (in dollars per share)	$ 4.49	$ 3.25
Common Dividends Paid Per Share (in dollars per share)	$ 0.9	$ 0.85
Comprehensive Income:
Net income available to common stockholders	1,916	1,395
Other comprehensive income, net of tax:
Change in unrealized appreciation on securities available for sale, net of tax of $(37) and $(73) for the years ended March 31, 2012 and 2011, respectively	(106)	(115)
Total Comprehensive Income	$ 1,810	$ 1,280

Consolidated Statements of Income and Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax on unrealized (depreciation) appreciation on available-for-sale securities (in dollars)	$ (37)	$ (73)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Mar. 31, 2010	$ 0	$ 9	$ 8,783	$ 10,182	$ 976	$ (7,905)	$ 12,045
Balance (in shares) at Mar. 31, 2010	0	433,198
Net income				1,395			1,395
Change in unrealized appreciation on available-for-sale securities					(115)		(115)
Treasury shares purchased						(193)	(193)
Treasury shares purchased (in shares)		(6,049)
Dividends on common stock				(365)			(365)
Dividends on preferred stock							0
Purchase of incentive shares			(26)				(26)
Incentive shares issued			24				24
Balance at Mar. 31, 2011	0	9	8,781	11,212	861	(8,098)	12,765
Balance (in shares) at Mar. 31, 2011	0	427,149
Net income				1,946			1,946
Change in unrealized appreciation on available-for-sale securities					(106)		(106)
Series A preferred shares issued	4,900		(128)				4,772
Series A preferred shares issued (in shares)	4,900
Treasury shares purchased						(14)	(14)
Treasury shares purchased (in shares)		(405)
Dividends on common stock				(384)			(384)
Dividends on preferred stock				(30)			(30)
Purchase of incentive shares			(26)				(26)
Balance at Mar. 31, 2012	$ 4,900	$ 9	$ 8,627	$ 12,744	$ 755	$ (8,112)	$ 18,923
Balance (in shares) at Mar. 31, 2012	4,900	426,744

Consolidated Statements of Stockholders' Equity [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax on unrealized (depreciation) appreciation on available-for-sale securities (in dollars)	$ (37)	$ (73)
Common Dividends Paid Per Share (in dollars per share)	$ 0.9	$ 0.85
Dividends on preferred stock per share (in dollars per share)	$ 6.12	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net income	$ 1,946	$ 1,395
Items not requiring (providing) cash
Depreciation and amortization	369	311
Provision for loan losses	698	735
Amortization of premiums and discounts on securities	265	258
Amortization of loan-servicing rights	250	244
Recovery (impairment) of loan servicing rights	(71)	16
Compensation related to incentive plan	0	24
Deferred income taxes	110	(194)
Originations of mortgage loans held for sale	(41,747)	(39,746)
Proceeds from the sale of mortgage loans	42,385	40,160
Net gain on sale of loans	(793)	(680)
Net loss (gain) on sale of foreclosed property	12	(15)
Net gain on sale of equipment	0	(4)
Cash surrender value of life insurance	(52)	(52)
Changes in
Interest receivable	(52)	(8)
Other assets	(275)	(26)
Interest payable	(63)	(68)
Other liabilities	35	240
Prepaid income taxes	153	131
Net cash provided by operating activities	3,170	2,721
Investing Activities
Purchases of available-for-sale securities	(14,464)	(10,281)
Purchase of held-to-maturity securities	(1,380)	0
Proceeds from maturities of available-for-sale securities	7,560	3,710
Proceeds from maturities of held to maturity securities	155	0
Repayment of principal on mortgage-backed securities	8,073	9,847
Purchase of Federal Reserve Bank and Federal Home Loan Bank stocks	(133)	(48)
Net change in loans	(6,375)	(21,054)
Purchase of premises and equipment	(662)	(149)
Proceeds from sale of equipment	0	24
Proceeds from sale of foreclosed assets	209	67
Net cash used in investing activities	(7,017)	(17,884)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	13,478	28,988
Net decrease in time deposits	(8,542)	(1,948)
Proceeds from other borrowings	154,349	140,750
Repayment of other borrowings	(157,049)	(142,751)
Net change in short-term borrowings	(1,800)	100
Purchase of incentive plan shares	(26)	(26)
Purchase of treasury shares	(14)	(193)
Proceeds from sale of preferred stock, net	4,772	0
Dividends paid on common shares	(384)	(365)
Dividends paid on preferred shares	(30)	0
Net increase in advances from borrowers for taxes and insurance	62	78
Net cash provided by financing activities	4,816	24,633
Increase in Cash and Cash Equivalents	969	9,470
Cash and Cash Equivalents, Beginning of Year	27,359	17,889
Cash and Cash Equivalents, End of Year	28,328	27,359
Supplemental Cash Flows Information
Interest paid	1,629	2,485
Income taxes paid (net of refunds)	851	772
Real estate acquired in settlement of loans	89	218
Internally financed sales of real estate	$ 21	$ 0

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Nature Of Operations and Summary Of Significant Accounting Policies [Text Block]

Note 1: Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

First Robinson Financial Corporation (the “Company”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Robinson Savings Bank, N.A. (the “Bank”). The Bank is primarily engaged in providing a full range of banking and financial services to individual and corporate customers in Crawford and surrounding counties in Illinois and Knox and surrounding counties in Indiana. The Bank is subject to competition from other financial institutions. The Company and the Bank are subject to the regulation of certain federal and state agencies and undergo periodic examinations by those regulatory authorities.

Principles of Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of the Company and the Bank. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, Federal Home Loan Bank stock impairment, valuation of deferred tax assets and loan servicing rights.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At March 31, 2012 and 2011, cash equivalents consisted primarily of interest-earning and non-interest earning demand deposits in banks.

Effective July 21, 2010, the FDIC’s insurance limits were permanently increased to $250,000. At March 31, 2012, the Company’s interest-bearing cash accounts did not exceed federally insured limits.

Pursuant to legislation enacted in 2010, the FDIC will fully insure all noninterest-bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC insured institutions.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held-to-maturity” and recorded at amortized cost. Securities not classified as held-to-maturity are classified as “available-for-sale” securities and recorded at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized costs when the Company does not intend to sell a debt security, and it is more-likely-than-not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security. The Company did not recognize any other-than-temporary impairment during the fiscal years ended March 31, 2012 and 2011.

Loans Held for Sale

Mortgage loans originated and intended for sale on the secondary market are carried at the lower of cost or fair value in the aggregate. Net realized losses, if any, are recognized through a valuation allowance by charges to income. Gains and losses on loan sales are recorded in non-interest income, and direct loan origination costs and fees are recognized at origination of the loan and are recognized in non-interest income upon sale of the loan.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for charge-offs, the allowance for loan losses, and any unamortized deferred fees or costs on originated loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is passed on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payments are reasonable assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available. Management’s evaluation is also subject to review and potential change, by bank regulatory authorities.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal and external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics, including individually evaluated loans not determined to be impaired, are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation. Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets. Estimated lives are generally 30 to 40 years for premises and 3 to 5 years for equipment.

Federal Reserve Bank Stock

Federal Reserve Bank stock is a required investment for institutions that are members of the Federal Reserve Bank systems. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is stated at cost and is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

The Company owned approximately $879,000 of Federal Home Loan Bank of Chicago (“FHLB”) stock as of March 31, 2012 and 2011. During the third quarter of 2007, FHLB received a Cease and Desist Order from their regulator, the Federal Housing Finance Board. The Cease and Desist Order was terminated as of April 18, 2012. The order prohibited capital stock repurchases and redemptions and the payment of a dividend without regulatory approval. With regard to dividends, the FHLB can now declare quarterly dividends without the consent of the regulator subject to the dividend payment being at or below the average of three-month LIBOR for that quarter and the payment of the dividend will not result in the FHLB’s retain earnings falling below the level at the previous year-end. The FHLB did not pay a dividend during the fourth quarter of 2007 or the calendar years of 2008, 2009 and 2010; however, the FHLB declared and paid quarterly dividends at the annualized rate of 10 basis points in calendar year 2011 and the first quarter of calendar 2012. Management performed an analysis and determined the cost method investment in FHLB stock is ultimately recoverable and therefore not impaired for the years ended March 31, 2012 and 2011.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of the carrying value of the loan or fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets. Under the servicing assets and liabilities accounting guidance (ASC 860-50), servicing rights resulting from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer. The Company subsequently measures each class of servicing asset using the amortization method. Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income. The amortized assets are assessed for impairment or increased obligation based on fair value at each reporting date.

Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing right and may result in a reduction to noninterest income.

Each class of separately recognized servicing assets subsequently measured using the amortization method are evaluated and measured for impairment. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche. The valuation allowance is adjusted to reflect changes in measurement of impairment after the initial measurement of impairment. Changes in valuation allowances are reported with charges and other fees on loans on the income statement. Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Incentive Plans

The Company has a Director’s Retirement Plan (DRP) deferred compensation plan where certain directors’ fees earned are deferred and placed in a “Rabbi Trust”. The DRP purchases stock of the Company with the funds. The deferred liability is equal to the shares owned multiplied by the market value at year-end. The deferred value of the shares purchased is netted from additional paid in capital. The change in share price is reflected as compensation expense subject to the transitional provisions for shares held by the Rabbi Trust at September 30, 1998.

Treasury Stock

Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company – but presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of convictions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current year by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax asses and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date is subject to management’s judgment.

The Company files consolidated income tax returns with its subsidiary.

Earnings Per Common Share

Basic earnings per common share represent income available to common stockholders divided by the weighted-average number of common shares outstanding during each period. Diluted earnings per common share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding incentive plan shares and are determined using the treasury stock method.

Treasury stock shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available for sale securities.

Reclassifications

Certain reclassifications have been made to the 2011 consolidated financial statements to conform to the 2012 financial statement presentation. These reclassifications had no effect on net income.

Restriction on Cash and Due From Banks	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Restriction On Cash and Due From Banks [Text Block]

Note 2:     Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at March 31, 2012, was $3,010,000 and $2,804,000 for March 31, 2011.

Investment Securities	12 Months Ended
Mar. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 3:     Investment Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Available-For-Sale Securities:
March 31, 2012
U.S. government sponsored enterprises (GSE)	$14,836	$91	$50	$14,877
Mortgage-backed securities, GSE, residential	31,431	1,200	—	32,631
Mortgage-backed securities, GSE, commercial	1,014	—	18	996
State and political subdivisions	1,555	41	—	1,596

	$48,836	$1,332	$68	$50,100
March 31, 2011
U.S. government sponsored enterprises (GSE)	$12,082	$263	$—	$12,345
Mortgage-backed securities, GSE, residential	32,868	1,127	—	33,995
Mortgage-backed securities, GSE, commercial	1,491	—	36	1,455
State and political subdivisions	3,829	54	1	3,882

	$50,270	$1,444	$37	$51,677

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Held-to-Maturity Securities:
March 31, 2012
State and political subdivisions	$1,225	$117	$—	$1,342

The amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized cost	Maturity fair value
	(In thousands)

Within one year	$6,402	$6,446	$205	$206
One to five years	6,903	6,981	215	221
Five to ten years	3,086	3,046	515	577
Over ten years	—	—	290	338
	16,391	16,473	1,225	1,342
Mortgage-backed securities, GSE’s	32,445	33,627	—	—

Totals	$48,836	$50,100	$1,225	$1,342

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $16,796,000 at March 31, 2012, and $19,258,000 at March 31, 2011.

The book value of securities sold under agreements to repurchase amounted to $17,144,000 and $18,590,000 at March 31, 2012 and 2011, respectively.

During the fiscal years ended March 31, 2012, and 2011 the Company did not sell any available-for-sale securities.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost. Total fair value of these investments at March 31, 2012 and 2011, was $7,597,000 and $1,681,000, respectively, which is approximately 14.8% and 3.3%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio. These declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary. The following table shows our investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, (in thousands), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011.

Description of Securities	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In Thousands)
As of March 31, 2012
Mortgage-backed securities, GSE, commercial	$—	$—	$996	$18	$996	$18
US government sponsored enterprises, GSE	6,601	50	—	—	6,601	50
Total temporarily impaired securities	$6,601	$50	$996	$18	$7,597	$68

As of March 31, 2011
Mortgage-backed securities, GSE, residential	$1,455	$36	$—	$—	$1,455	$36
State and political subdivisions	226	1	—	—	226	1
Total temporarily impaired securities	$1,681	$37	$—	$—	$1,681	$37

Loans and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance For Loan Losses [Text Block]

Note 4:     Loans and Allowance for Loan Losses

Categories of loans, including loans held for sale, at March 31 include:

	2012	2011
	(In thousands)
Mortgage loans on real estate:
Residential:
1-4 Family	$46,095	$41,954
Second mortgages	1,326	1,542
Construction	5,009	5,362
Equity lines of credit	3,973	3,761
Commercial	36,421	33,898
Total mortgage loans on real estate	92,824	86,517
Commercial loans	17,470	19,132
Consumer/other loans	16,594	15,852
States and municipal government loans	1,543	764
Total Loans	128,431	122,265

Less
Net deferred loan fees, premiums and discounts	21	12
Undisbursed portion of loans	766	590
Allowance for loan losses	1,383	1,145

Net loans	$126,261	$120,518

The Company is a community-oriented financial institution that seeks to serve the financial needs of the residents and businesses in its market area. The Company considers Crawford County and surrounding counties in Illinois and Knox County and surrounding counties in Indiana as its market area. The principal business of the Company has historically consisted of attracting retail deposits from the general public and primarily investing those funds in one- to four-family residential real estate loans, commercial, multi-family and agricultural real estate loans, consumer loans, and commercial business and agricultural finance loans. For the most part, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals. Repayment of the loans is expected to come from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are developed from continuing business with (i) depositors and borrowers, (ii) real estate broker referrals, (iii) auto dealer referrals, and (iv) walk-in customers. All of the Company’s lending is subject to its written underwriting standards and loan origination procedures. Upon receipt of a loan application, it is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness. The Company’s underwriting department then gathers the required information to assess the borrower’s ability to repay the loan, the adequacy of the proposed collateral, the employment stability and the credit-worthiness of the borrower. The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval. A credit report is obtained to verify specific information relating to the applicant’s employment and credit standing. Income is verified using W-2 information, tax returns or pay-stubs of the potential borrower. In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company. The board of directors has established individual lending authorities for each loan officer by loan type. Loans over an individual officer’s lending limits must be approved by a loan officer with a higher lending limit, with the highest being that of the president and senior loan officer who have a combined lending authority up to $500,000. Loans with a principal balance over this limit must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, all outside directors, the president, the senior loan officer and loan officers. The senior loan officer and loan officers do not vote on the loans presented. The board of directors ratifies all loans that are originated. Once the loan is approved, the applicant is informed and a closing date is scheduled. Loan commitments are typically funded within 30 days.

The Company requires evidence of marketable title and lien position or appropriate title insurance on all loans secured by real property. The Company also requires fire and extended coverage casualty insurance in amounts at least equal to the lesser of the principal amount of the loan or the value of improvements on the property, depending on the type of loan. As required by federal regulations, the Company also requires flood insurance to protect the property securing its interest if such property is located in a designated flood area.

Management reserves the right to change the amount or type of lending in which it engages to adjust to market or other factors.

Residential Real Estate Lending. Residential mortgages include first liens on one- to- four-family properties, second mortgages, home equity lines of credit and construction loans to individuals for the construction of one- to- four-family residences. Residential loan originations are generated by the Company’s marketing efforts, its present customers, walk-in customers, and referrals from real estate brokers. Historically, the Company has focused its lending efforts primarily on the origination of loans secured by one- to four-family residential mortgages in its market area. The Company offers both adjustable and fixed rate mortgage loans. Substantially all of the Company’s one- to four-family residential mortgage originations are secured by properties located in its market area.

The Company offers adjustable-rate mortgage loans at rates and on terms determined in accordance with market and competitive factors. The Company currently originates adjustable-rate mortgage loans with a term of up to 30 years. The Company offers six-month and one-year adjustable-rate mortgage loans, and residential mortgage loans that are fixed for three years or five years, then adjustable annually after that with a stated interest rate margin generally over the one-year Treasury Bill Index. Increases or decreases in the interest rate of the Company’s adjustable-rate loans is generally limited to 200 basis points at any adjustment date and 600 basis points over the life of the loan. As a consequence of using caps, the interest rates on these loans may not be as rate sensitive as the Company’s liabilities. The Company qualifies borrowers for adjustable-rate loans based on the initial interest rate of the loan and by reviewing the highest possible payment in the first seven years of the loan. As a result, the risk of default on these loans may increase as interest rates increase.

The Company offers fixed-rate mortgage loans with a term of up to 30 years. The majority of the fixed rate loans currently originated by the Company are underwritten and documented pursuant to the guidelines of the Federal Home Loan Bank of Chicago’s (the “FHLB”) Mortgage Partnership Finance (“MPF”) program.

The Company will generally lend up to 80% of the lesser of the appraised value or purchase price of the security property on owner occupied one- to four-family loans. Residential loans do not include prepayment penalties, are non-assumable (other than government-insured or guaranteed loans), and do not produce negative amortization. Real estate loans originated by the Company contain a “due on sale” clause allowing the Company to declare the unpaid principal balance due and payable upon the sale of the security property. The Company utilizes private mortgage insurance.

The Company also offers home equity loans that are secured by the underlying equity in the borrower’s residence, and accordingly, are reported with the one- to- four- family real estate loans. As a result, the Company generally requires loan-to-value ratios of 90% or less after taking into consideration the first mortgage held by the Company. These loans typically have fifteen-year terms with an interest rate adjustment monthly.

The Company offers construction loans to individuals for the construction of one- to- four-family residences. Following the construction period, these loans may become permanent loans. Construction lending is generally considered to involve a higher level of credit risk since the risk of loss on construction loans is dependent largely upon the accuracy of the initial estimate of the individual property’s value upon completion of the project and the estimated cost (including interest) of the project. If the cost estimate proves to be inaccurate, the Company may be required to advance funds beyond the amount originally committed to permit completion of the project. The Company conducts periodic inspections of the construction project to help mitigate this risk.

Commercial Real Estate Lending. The Company also originates commercial, multi-family and agricultural real estate loans. The Company will generally lend up to 80% of the value of the collateral securing the loan with varying maturities up to 20 years with re-pricing periods ranging from daily to one year. In underwriting these loans, the Company currently analyzes the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the business. The Company generally requires personal guaranties on corporate borrowers. Appraisals on properties securing commercial and agricultural real estate loans originated by the Company are primarily performed by independent appraisers. The Company also offers small business loans, which are generally guaranteed up to 90% by various governmental agencies.

Commercial, multi-family and agricultural real estate loans generally present a higher level of risk than loans secured by one- to four-family residences. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by commercial, multi-family and agricultural real estate is typically dependent upon the successful operation of the business. If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Commercial Lending. The Company also originates commercial and agricultural business loans. Unlike residential mortgage loans, which generally are made on the basis of the borrower’s ability to make repayment from his or her employment and other income and which are secured by real property whose value tends to be more easily ascertainable, commercial business and agricultural finance loans typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business and agricultural finance loans may be substantially dependent on the success of the business itself (which, in turn, is likely to be dependent upon the general economic environment). The Company’s commercial business and agricultural finance loans are usually secured by business or personal assets. However, the collateral securing the loans may depreciate over time, may be difficult to appraise and may fluctuate in value based on the success of the business.

The Company’s commercial business and agricultural finance lending policy includes credit file documentation and analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral as well as an evaluation of conditions affecting the borrower. Analysis of the borrower’s past, present and future cash flows is also an important aspect of the Company’s current credit analysis. Nonetheless, such loans are believed to carry higher credit risk than more traditional investments.

Consumer and Other Lending. The Company offers secured and unsecured consumer and other loans. Secured loans may be collateralized by a variety of asset types, including automobiles, mobile homes, equity securities, and deposits. The Company currently originates substantially all of its consumer and other loans in its primary market area. A significant component of the Company’s consumer loan portfolio consists of new and used automobile loans. These loans generally have terms that do not exceed five years. Generally, loans on vehicles are made in amounts up to 105% of the sales price or the value as quoted in BlackBook USA, whichever is least.

Consumer and other loan terms vary according to the type and value of collateral, length of contract and creditworthiness of the borrower. The underwriting standards employed by the Bank for consumer loans include an application, a determination of the applicant’s payment history on other debts and an assessment of ability to meet existing obligations and payments on the proposed loan. Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security, if any, in relation to the proposed loan amount.

Consumer and other loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles. Indirect auto landing presents additional underwriting and credit risks. Further, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

State and Municipal Government Lending. The Bank originates both fixed and adjustable loans for state and municipal governments. Loans to state and municipal governments are generally at a lower rate than consumer or commercial loans due to the tax-free nature of municipal loans. For underwriting purposes, the Bank does not require financial documentation as long as the loan is to the general obligation of the local entity. However, proper documentation in the entity’s minutes, from a board meeting when a quorum was present, that indicate the approval to seek a loan and for the authorized individuals to sign for the loan, is required.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of March 31, 2012 and 2011:

	2012
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$581	$365	$168	$31	$—	$1,145
Provision charged to expense	(169)	(80)	790	157	—	698
Losses charged off	30	87	297	91	—	505
Recoveries	—	—	—	45	—	45
Balance, end of period	$382	$198	$661	$142	$—	$1,383
Ending balance: individually evaluated for impairment	$47	$—	$160	$10	$—	$217
Ending balance: collectively evaluated for impairment	$335	$198	$501	$132	$—	$1,166

Loans:
Ending balance	$56,403	$36,421	$17,470	$16,594	$1,543	$128,431
Ending balance: individually evaluated for impairment	$681	$—	$632	$35	$—	$1,348
Ending balance: collectively evaluated for impairment	$55,722	$36,421	$16,838	$16,559	$1,543	$127,083

	2011
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)

Allowance for loan losses:
Balance, beginning of year	$72	$593	$279	$29	$—	$973
Provision charged to expense	842	(83)	(42)	18	—	735
Losses charged off	333	169	69	54	—	625
Recoveries	—	24	—	38	—	62
Balance, end of period	$581	$365	$168	$31	$—	$1,145
Ending balance: individually evaluated for impairment	$27	$—	$3	$9	$—	$39
Ending balance: collectively evaluated for impairment	$554	$365	$165	$22	$—	$1,106

Loans:
Ending balance	$52,619	$33,898	$19,132	$15,852	$764	$122,265
Ending balance: individually evaluated for impairment	$315	$239	$10	$61	$—	$625
Ending balance: collectively evaluated for impairment	$52,304	$33,659	$19,122	$15,791	$764	$121,640

Management’s opinion as to the ultimate collectability of loans is subject to estimates regarding future cash flows from operations and the value of property, real and personal, pledged as collateral. These estimates are affected by changing economic conditions and the economic prospects of borrowers.

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on all loans at origination. In addition, commercial lending relationships over $100,000 are reviewed annually by the credit analyst or senior loan officer in our loan department in order to verify risk ratings. The Company uses the following definitions for risk ratings:

Watch – Loans classified as watch have minor weaknesses or negative trends. The is a possibility that some loss could be sustained

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of March 31, 2012 and 2011:

	2012
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Rating:
Pass	$54,462	$31,127	$15,900	$16,345	$1,418	$119,252
Watch	922	4,406	345	184	125	5,982
Special Mention	131	419	478	9	—	1,037
Substandard	360	469	100	10	—	939
Doubtful	528	—	647	46	—	1,221
Total	$56,403	$36,421	$17,470	$16,594	$1,543	$128,431

	2011
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Rating:
Pass	$51,798	$31,664	$17,767	$15,703	$634	$117,566
Watch	296	1,627	423	65	130	2,541
Special Mention	146	287	677	—	—	1,110
Substandard	272	81	259	27	—	639
Doubtful	107	239	6	57	—	409
Total	$52,619	$33.898	$19,132	$15,852	$764	$122,265

The following tables present the Company’s loan portfolio aging analysis as of March 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Non- accrual	Total Loans Past Due and Non-accrual	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
	(In thousands)
Real Estate:
Residential:
1-4 Family	$126	$—	$—	$467	$593	$45,502	$46,095	$—
Construction	—	—	—	—	—	5,009	5,009	—
Second mortgages	—	—	—	—	—	1,326	1,326	—
Equity lines of credit	—	—	—	8	8	3,965	3,973	—
Commercial real estate	28	—	—	—	28	36,393	36,421	—
Commercial	—	—	—	632	632	16,838	17,470	—
Consumer/other loans	35	11	—	24	70	16,524	16,594	—
State and municipal government	8	—	—	—	8	1,535	1,543	—

Total	$197	$11	$—	$1,131	$1,339	$127,092	$128,431	$—

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Non- accrual	Total Loans Past Due and Non-accrual	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
	(In thousands)
Real Estate:
Residential:
1-4 Family	$121	$—	$—	$52	$173	$41,781	$41,954	$—
Construction	—	—	—	—	—	5,362	5,362	—
Second mortgages	—	—	—	—	—	1,542	1,542	—
Equity lines of credit	—	—	—	—	—	3,761	3,761	—
Commercial real estate	—	—	—	239	239	33,659	33,898	—
Commercial	—	333	—	6	339	18,793	19,132	—
Consumer/other loans	23	—	—	40	63	15,789	15,852	—
State and municipal government	—	—	—	—	—	764	764	—

Total	$144	$333	$—	$337	$814	$121,451	$122,265	$—

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses. Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans. The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms. Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection. Restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended March 31, 2012 and 2011:

	2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

Loans without a specific valuation allowance
Residential	$462	$462	$—	$122	$11
Commercial real estate	—	—	—	165	—
Consumer	1	1	—	8	—
Commercial	—	—	—	51	—
Loans with a specific valuation allowance
Residential	219	219	47	218	11
Commercial real estate	—	—	—	14	—
Consumer	34	34	10	45	4
Commercial	632	632	160	382	28
Total:
Residential	$681	$681	$47	$340	$22
Commercial real estate	$—	$—	$—	$179	$—
Consumer	$35	$35	$10	$53	$4
Commercial	$632	$632	$160	$433	$28

	2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

Loans without a specific valuation allowance
Residential	$97	$97	$—	$67	$6
Commercial real estate	239	391	—	48	6
Consumer	40	40	—	13	1
Commercial	4	4	—	1	1
Loans with a specific valuation allowance
Residential	218	218	27	294	13
Commercial real estate	—	—	—	97	—
Consumer	21	21	9	17	1
Commercial	6	6	3	38	—
Total:
Residential	$315	$315	$27	$361	$19
Commercial real estate	$239	$391	$—	$145	$6
Consumer	$61	$61	$9	$30	$2
Commercial	$10	$10	$3	$39	$1

Included in certain loan categories in the impaired loans are troubled debt restructurings (TDR’s), where economic concession have been granted to borrowers who have experienced financial difficulties, that were classified as impaired. These concessions typically result from our loss mitigation activities and could include reductions in interest rate, payment extensions, forgiveness of principal, forbearance or other actions. TDR’s are considered impaired at the time of restructuring and typically are returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period of at least six months.

When loans are modified into a TDR, the Company evaluates any possible impairment similar to other impaired loans based on the present value of expected cash flows, discounted at the contractual interest rate of the original loan agreement, or based upon the current fair value of the collateral, less selling costs for collateral dependent loans. If the Company determined that the value of the modified loan is less than the recorded investment in the loan (net or previous charge-offs, deferred loan fees or costs, and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance. In periods subsequent to modification, the Company evaluates all TDR’s, including those that have payment defaults, for possible impairment and recognizes impairment through the allowance.

During the quarter ended September 30, 2011, the Company adopted ASU 2011-02. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for the receivables newly identified as impaired. As a result of adopting ASU 2011-02, the Company reassessed all restructurings that occurred on or after April 1, 2011, the beginning of the fiscal year, for identification of TDR’s. The Company identified no loans as troubled debt restructurings for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology. Thereafter, there was no additional impact to the allowance for loan losses as a result of the adoption.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of March 31, 2012 and 2011.

	2012	2011
	(In thousands)

Residential	$220	$210
Commercial real estate	—	239
Commercial	146	11
Consumer	5	6

Total	$371	$466

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of March 31, 2012 and 2011.

	2012	2011
	(In thousands)

Residential	$197	$210
Commercial	—	4
Consumer	—	6

Total	$197	$220

The following table presents loans modified as troubled debt restructuring during the year ended March 31, 2012.

	Year Ended March 31, 2012
	Number of Modifications	Recorded Investment
	(In thousands)

1-4 family	1	$25
Commercial	1	144
Consumer	—	—

Total	2	$169

During the fiscal year ended March 31, 2012, the Company modified one one-to four-family residential real estate loan with a recorded investment of $25,000, which was deemed to be a TDR. The modification was made to lower the contractual interest rate and extend the amortization schedule by one month to lower the monthly payment. In addition, the Company modified one commercial loan with a total recorded investment of $144,000. The commercial loan was rewritten to alternate guarantors and the amortization schedule of the loan was extended by 18 months in order to lower the monthly payment.

The following table presents the Company’s nonaccrual loans at March 31, 2012 and 2011. This table excludes purchased impaired loans and performing troubled debt restructurings.

	2012	2011
	(In thousands)
Residential:
1-4 Family	$467	$52
Equity Lines of Credit	8	—
Commercial real estate	—	239
Commercial	632	6
Consumer/other loans	24	40

Total	$1,131	$337

Premises and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5:     Premises and Equipment

Major classifications of premises and equipment stated at cost, are as follows:

	2012	2011
	(In thousands)

Land	$1,289	$1,231
Buildings and improvements	3,710	3,478
Equipment	3,195	2,823

	8,194	7,532
Less accumulated depreciation	4,044	3,684

Net premises and equipment	$4,150	$3,848

Loan Servicing	12 Months Ended
Mar. 31, 2012
Loan Servicing [Abstract]
Loan Servicing [Text Block]

Note 6:     Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balance of mortgage loans serviced for others was $98,699,000 and $77,388,000 at March 31, 2012 and 2011, respectively.

Custodial escrow balances maintained in connection with the foregoing loan servicing, and included in demand deposits, were approximately $1,656,000 and $823,000 at March 31, 2012 and 2011, respectively.

The aggregate fair value of capitalized mortgage servicing rights at March 31, 2012 and 2011 totaled $685,000 and $591,000, respectively, and are included in “other assets” on the consolidated balance sheets. Comparable market values and a valuation model that calculates the present value of future cash flows were used to estimate fair value. For purposes of measuring impairment, risk characteristics, including type of loan and origination date, were used to stratify the originated mortgage servicing rights.

	2012	2011
	(In thousands)

Mortgage servicing rights
Balance, beginning of year	$621	$468
Servicing rights capitalized	415	397
Amortization of servicing rights	(250)	(244)
Balance, end of year	786	621

Valuation allowances
Balance, beginning of year	30	46
Additions	71	—
Reduction due to payoff of loans	—	(16)

Balance, end of year	101	30

Mortgage servicing assets, net	$685	$591

During the fiscal year ended March 31, 2012, a valuation allowance of $101,000 was necessary to adjust the aggregate cost basis of the mortgage servicing right asset to fair market value. The valuation allowance was adjusted during the year ended March 31, 2012 due to payments received on the related loans, as well as changes in the estimated market value on the mortgage servicing right asset.

For purposes of measuring impairment, risk characteristics (including product type, investor type, and interest rates) were used to stratify the originated mortgage servicing rights.

Interest-bearing Deposits	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 7:    Interest-bearing Deposits

Interest-bearing time deposits in denominations of $100,000 or more were $16,276,000 on March 31, 2012, and $19,299,000 on March 31, 2011.

The following table represents deposit interest expense by deposit type:

	March 31,
	2012	2011
	(In thousands)

Savings, NOW, Money Market, Interest bearing demand	$553	$918
Certificates of deposit	931	1,394
Total	$1,484	$2,312

At March 31, 2012, the scheduled maturities (in thousands) of time deposits are as follows:

2013	$27,723
2014	12,692
2015	4,494
2016	736
2017	467
Thereafter	1,087
$47,199

Other Borrowings	12 Months Ended
Mar. 31, 2012
Other Borrowings [Abstract]
Other Borrowings Disclosure [Text Block]

Note 8:     Other Borrowings

Other borrowings included the following at March 31:

	2012	2011
	(In thousands)

Securities sold under repurchase agreements	$12,920	$15,620

Securities sold under agreements to repurchase consist of obligations of the Company to other parties. The obligations are secured by investments and such collateral is held by the Company in safekeeping at The Independent Bankers Bank (TIB). The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $17,810,000 and $20,388,000, respectively, and the monthly average of such agreements totaled $14,479,000 and $17,401,000 for 2012 and 2011, respectively. The average rates on the agreements during 2012 and 2011 were 0.19% and 0.21%, respectively. The average rate at March 31 2012 was 0.14% and 0.25% at March 31, 2011. The agreements at March 31, 2012 mature periodically within 12 months.

The Company has a repurchase agreement with one customer with an outstanding balance of $5.0 million at March 31, 2012. The repurchase agreement matures daily.

Lines Of Credit	12 Months Ended
Mar. 31, 2012
Lines Of Credit Disclosure [Abstract]
Lines Of Credit Disclosure [Text Block]

Note 9:   Lines of Credit

The Company maintains a $2,500,000 revolving line of credit note payable, of which no balance was outstanding at March 31, 2012 and $1,800,000 outstanding as of March 31, 2011, with an unaffiliated financial institution. The note payable bears interest tied to the prime commercial rate with a floor of 3.50%, the rate at March 31, 2012, matures on September 30, 2012, and is secured by the stock of the national bank owned by the Company.

The Company maintains a $6,700,000 revolving line of credit, of which none was outstanding at March 31, 2012 and 2011, with an unaffiliated financial institution. The line bears interest at the federal funds rate of the financial institution (1.25% at March 31, 2012), has an open-end maturity and is unsecured if used for less than thirty (30) consecutive business days.

The Company has also established borrowing capabilities at the Federal Reserve Bank of St. Louis discount window. Investment securities of $3,000,000 have been pledged as collateral. As of March 31, 2012 and 2011, no amounts were outstanding. The primary credit borrowing rate at March 31, 2012 was 0.75%, has an overnight term, and has no restrictions on use of the funds borrowed.

Federal Home Loan Bank Advances and Deposits	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note 10:     Federal Home Loan Bank Advances and Deposits

The Company maintains a $17,588,000 line of credit with the Federal Home Loan Bank of Chicago (“FHLB”). No FHLB advances were outstanding as of the years ended March 31, 2012 and 2011. The line of credit is decreased by $943,000 in credit enhancements related to the Mortgage Partnership Program with the FHLB resulting in an available balance of $16,645,000. The line of credit is secured by one-to four-family and multi-family mortgage loans totaling $33,553,000 at March 31, 2012. The maximum amount available to borrow is 20 times the amount of FHLB Capital Stock of $879,400.

At March 31, 2012 and 2011, the amount of interest bearing deposits invested with the Federal Home Loan Bank of Chicago was $1,891,000 and $1,082,000, respectively.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11:  Income Taxes

The Company files income tax returns in the U.S. federal, state of Illinois and state of Indiana jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal and Illinois income tax examinations by tax authorities for years before 2008. During the years ended March 31, 2012 and 2011, the Company did not recognize expense for interest or penalties, related to uncertain tax positions.

The provision for income taxes includes these components:

	2012	2011
	(In thousands)
Taxes currently payable	$1,001	$895
Deferred income taxes	110	(194)

Income tax expense	$1,111	$701

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011
	(In thousands)
Computed at the statutory rate (34%)	$1,039	$713
Increase (decrease) resulting from
Tax exempt interest	(46)	(54)
State income taxes	189	18
Life insurance cash value	(18)	(18)
Other	(53)	42

Actual tax expense	$1,111	$701

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2012	2011
	(In thousands)
Deferred tax assets
Allowance for loan losses	$579	$445
Deferred compensation	208	200
Capital loss	76	76
Paid time off	108	80
Other	16	26

	987	827
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(509)	(546)
Depreciation	(532)	(378)
Mortgage servicing rights	(256)	(190)
Prepaid assets	(53)	(41)
Federal Home Loan Bank Stock dividend	(108)	(108)

	(1,458)	(1,263)
Net deferred tax liability before valuation allowance	(471)	(436)

Valuation Allowance
Beginning balance	(76)	(76)
Change during the period	—	—
Ending balance	(76)	(76)

Net deferred tax liability	$(547)	$(512)

Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 12:  Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes were as follows:

	2012	2011
	(In thousands)

Unrealized gains (losses) on available-for-sale securities	$(143)	$(188)

Less tax expense (benefit)	(37)	(73)

Other comprehensive income (losses) related to available-for-sale securities	$(106)	$(115)

              The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In thousands)

Net unrealized gain on securities available for sale	$1,264	$1,407
Tax effect	(509)	(546)

Net-of-tax amount	$755	$861

Preferred Stock	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Preferred Stock [Text Block]

Note 13:  Preferred Stock

On August 23, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Treasury”), pursuant to which the Company issued and sold to the Treasury 4,900 shares of its Senior Non-Cumulative Perpetual Preferred Stock, Series A (the “Series A Preferred Stock”), having a liquidation preference of $1,000 per share (the “Liquidation Amount”), for proceeds of $4,900,000. The Purchase Agreement was entered into, and the Series A Preferred Stock was issued, pursuant to the Treasury’s SBLF program, a $30 billion fund established under the Small Business Jobs Act of 2010 that encourages lending to small businesses by providing capital to qualified community banks with assets of less than $10 billion.

Non-cumulative dividends were payable quarterly on the Series A Preferred Stock, beginning October 1, 2011. The dividend rate is calculated as a percentage of the aggregate Liquidation Amount of the outstanding Series A Preferred Stock and is based on changes in the level of “Qualified Small Business Lending” of “QSBL” (as defined in the Purchase Agreement) by the Bank. Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, the dividend rate for the initial period, which is from the date of issuance through March 31, 2012, has been set at 1%. For the 4th through 10th calendar quarters, the annual dividend rate may be adjusted to between 1% and 5%, to reflect the amount of change in the Bank’s level of QSBL. For the 11th calendar quarter through 4.5 years after issuance, the dividend rate will be fixed at between 1% and 7% based upon the increase in QSBL as compared to the baseline. After 4.5 years from issuance, the dividend rate will increase to 9%. The Series A preferred shares are non-voting, other than class voting rights on matters that could adversely affect the shares. The preferred shares are redeemable at any time, with Treasury, Federal Reserve and Office of the Comptroller of the Commission approval. Apart from the Series A shares, no other shares of the Company’s preferred shares are currently outstanding.

Regulatory Matters	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 14:  Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in the financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and Tier 1 capital (as defined) to average assets (as defined). Management believes, as of March 31, 2012 and 2011, that the Bank met all capital adequacy requirements to which it is subject.

As of March 31, 2012, the most recent notification from the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts and ratios are also presented in the table. A total of $69,000 and $59,000 were deducted from capital for interest-rate risk in 2012 and 2011, respectively.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Amounts In Thousands)
As of March 31, 2012
Total risk-based capital
(to risk-weighted assets)	$19,405	16.5%	$9,428	8.0%	$11,786	10.0%

Tier I capital
(to risk-weighted assets)	$17,968	15.3%	$4,714	4.0%	$7,071	6.0%

Tier I capital
(to average assets)	$17,968	8.5%	$8,451	4.0%	$10,564	5.0%

As of March 31, 2011
Total risk-based capital
(to risk-weighted assets)	$14,632	12.4%	$9,443	8.0%	$11,804	10.0%

Tier I capital
(to risk-weighted assets)	$13,471	11.4%	$4,722	4.0%	$7,802	6.0%

Tier I capital
(to average assets)	$13,471	6.6%	$8,111	4.0%	$10,139	5.0%

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.

At the time of the conversion of the Bank to a stock organization, a special liquidation account was established for the benefit of eligible account holders and the supplemental eligible account holders in an amount equal to the net worth of the Bank. The special liquidation account will be maintained for the benefit of eligible account holders and the supplemental eligible account holders who continue to maintain their accounts in the Bank after June 27, 1997. The special liquidation account was $5,070,000 as of that date. In the unlikely event of a complete liquidation, each eligible and supplemental eligible accounts holder will be entitled to receive a liquidation distribution from the liquidation account in an amount proportionate to the current adjusted qualifying balances for accounts then held. The Bank may not declare or pay cash dividends on or repurchase any of its common stock if stockholders’ equity would be reduced below applicable regulatory capital requirements or below the special liquidation account.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 15:  Related Party Transactions

At March 31, 2012 and 2011, the Company had loans outstanding to executive officers, directors, and significant stockholders and their affiliates (related parties). Changes in loans to executive officers, directors, and significant stockholders and their affiliates are as follows:

	2012	2011
	(In thousands)

Balance, beginning of year	$2,020	$2,293
Additions	76	2,594
Repayments	(1,614)	(2,867)
Change in related parties	—	—

	$482	$2,020

Deposits from related parties held by the Company at March 31, 2012 and 2011 totaled approximately $355,000, and $789,000 respectively. Repurchase agreements from related parties held by the Company at March 31, 2012 and 2011 totaled approximately $616,000 and $1.3 million, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

Employee Benefits	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 16:  Employee Benefits

The Company has a defined contribution pension plan covering all employees with six months of employment and minimum age of 21. Employees may contribute up to the maximum amount allowed by law annually with the Bank matching 2% of the employee’s contribution on the first 4% of the employee’s compensation. Employer contributions charged to expense for 2012 and 2011 were $37,000. The Company accrued for a profit sharing contribution that was paid at the end of fiscal year 2011 based on the employee’s compensation for the calendar year ended December 31, 2011. As of March 31, 2012 and 2011, the employer contribution charged to expense was $132,000.

Also, the Company has a deferred compensation agreement with active Directors. The agreement provides annual contributions of $2,000 per year per director to be paid on January 1st of each year. The contributions are used to purchase shares of the Company’s stock which are held in trust for the Directors until retirement. The total number of shares in the plan as of March 31, 2012 and 2011 is 16,671 and 15,876 respectively. The difference between current year and prior year shares outstanding relate to awards of 795 shares. The cost of the shares held by the Trust is deducted from additional paid in capital on the consolidated balance sheets. The charge to expense for the annual contribution was $12,000 and $12,000 for 2012 and 2011, respectively. Contribution expense was adjusted to reflect the fair value of the shares to the current market price for the years ended March 31, 2012 and 2011. Contribution expense was decreased by $25,000 for the year ended March 31, 2012 and increased by $55,000 for the year ended March 31, 2011.

As part of the conversion in 1997, the Company established an ESOP covering substantially all employees of the Company. The ESOP acquired 68,770 shares of Company common stock at $10 per share in the conversion with funds provided by a loan from the Company. Accordingly, $688,000 of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares were released to participants proportionately as the loan was repaid. The loan was repaid in full and all shares were allocated to participants as of December 31, 2006. Dividends on allocated shares are recorded as dividends and charged to retained earnings.

	2012	2011	2010

Remaining allocated ESOP shares after participant withdrawals	63,012	62,803	63,084

Earnings Per Common Share	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 17:  Earnings Per Common Share

Earnings per common share were computed as follows:

	Year Ended March 31, 2012
	Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Basic earnings per common share:
Income available to common stockholders	$1,916	410,695	$4.67

Effect of dilutive securities
Incentive shares	—	16,292

Diluted earnings per common share:
Income available to common stockholders and assumed conversions	$1,916	426,987	$4.49

	Year Ended March 31, 2011
	Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Basic earnings per common share:
Income available to common stockholders	$1,395	412,456	$3.38

Effect of dilutive securities
Incentive shares	—	16,243

Diluted earnings per common share:
Income available to common stockholders and assumed conversions	$1,395	428,699	$3.25

Disclosures about Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Table Text Block]

Note 18:  Disclosures about Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements, describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the period ended March 31, 2012.

Available-for-Sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1. The Company has no Level 1 securities. If quoted market prices are not available, then fair values are estimated using pricing models or quoted prices of securities with similar characteristics or discounted cash flows. For these investments, the inputs used by the pricing service to determine fair value may include one or a combination of observable inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data market research publications and are classified within Level 2 of the valuation hierarchy. Level 2 securities include obligations of U.S. government sponsored enterprises, mortgage-backed securities (government-sponsored enterprises-residential and commercial) and obligations of states and political subdivisions. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Company has no Level 3 available-for-sale securities.

The following table presents the Company’s assets that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fall as of March 31, 2012 and 2011 (in thousands):

	Carrying value at March 31, 2012
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises (GSE)	$14,877	$—	$14,877	$—
Mortgage-backed securities, GSE, residential	32,631	—	32,631	—
Mortgage-backed securities, GSE, commercial	996	—	996	—
State and political subdivisions	1,596	—	1,596	—
Total available-for-sale securities	$50,100	$—	$50,100	$—

	Carrying value at March 31, 2011
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises (GSE)	$12,345	$—	$12,345	$—
Mortgage-backed securities, GSE, residential	33,995	—	33,995	—
Mortgage-backed securities, GSE, commercial	1,455	—	1,455	—
State and political subdivisions	3,882	—	3,882	—
Total available-for-sale securities	$51,677	$—	$51,677	$—

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of the impairment is utilized. This method requires reviewing an independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy. Fair value adjustments on impaired loans were $(456,000) at March 31, 2012 and $(146,000) at March 31, 2011.

Mortgage Servicing Rights

The fair value used to determine the valuation allowance is estimated using discounted cash flow models. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy. Fair value adjustments on mortgage servicing rights were $(71,000) at March 31, 2012 and $0 at March 31, 2011.

Foreclosed Assets Held for Sale

Fair value of foreclosed assets held for sale is based on market prices determined by appraisals less discounts for costs to sell. Foreclosed assets held for sale are classified within Level 2 of the valuation hierarchy. Fair value adjustments on foreclosed assets held for sale were $(6,000) at March 31, 2012 and $0 at March 31, 2011.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2012 and 2011 (in thousands):

		Carrying value at March 31, 2012
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans (collateral dependent)	$668	$—	$—	$668
Mortgage servicing rights	685	—	—	685
Foreclosed assets held for sale, net	86	—	—	86

		Carrying value at March 31, 2011
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans (collateral dependent)	$212	$—	$—	$212
Mortgage servicing rights	591	—	—	591
Foreclosed assets held for sale, net	218	—	—	218

The following methods were used to estimate fair values of the Company’s other financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2012. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

Carrying amount is the estimated fair value for cash and due from banks, interest-bearing demand deposits, Federal Reserve and Federal Home Loan Bank stocks, accrued interest receivable and payable, and advances from borrowers for taxes and insurance. The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations. On demand deposits, savings accounts, NOW accounts, and certain money market deposits the carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities. On short-term and other borrowings, rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of forward sale commitments is estimated based on current market prices for loans of similar terms and credit quality. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company’s other financial instruments at March 31, 2012 and 2011:

	March 31, 2012		March 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Financial assets
Cash and due from banks	$7,777	$7,777	$9,546	$9,546
Interest-bearing demand deposits	20,551	20,551	17,813	17,813
Held-to-maturity securities	1,225	1,342	—	—
Loans held for sale	509	509	354	354
Loans, net of allowance for loan losses	125,752	128,315	120,164	121,796
Federal Reserve and Federal Home Loan Bank stock	1,189	1,189	1,056	1,056
Interest receivable	966	966	914	914

Financial liabilities
Deposits	181,288	176,171	176,352	164,566
Other borrowings	12,920	12,919	15,620	15,623
Short-term borrowing	—	—	1,800	1,800
Advances from borrowers for taxes and insurance	336	336	274	274
Interest payable	120	120	183	183

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

Significant Estimates and Concentrations	12 Months Ended
Mar. 31, 2012
Significant Estimates and Concentrations Disclosure [Abstract]
Significant Estimates and Concentrations Disclosure [Text Block]

Note 19:   Significant Estimates and Concentrations

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the note regarding loans. Current vulnerabilities due to certain concentrations of credit risk are described in Note 20. Disclosures due to current economic conditions are described below.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges which in some cases resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems including severe volatility in the valuation of real estate and other collateral supporting loans. The consolidated financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the consolidated financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity. Furthermore, the Company’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Company’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Mar. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

Note 20:    Financial Instruments with Off-Balance Sheet Risk

Standby Letters of Credit

In the normal course of business, the Company issues various financial standby, performance standby, and commercial letters of credit for its customers. As consideration for the letters of credit, the institution charges letter of credit fees based on the face amount of the letters and the creditworthiness of the counterparties. These letters of credit are stand-alone agreements and are unrelated to any obligation the depositor has to the Company.

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers.

The Company had total outstanding standby letters of credit amounting to $528,000 and $381,000 at March 31, 2012 and 2011, respectively, with terms ranging from 12 to 18 months. At March 31, 2012 and 2011, the Bank’s deferred revenue under standby letters of credit agreements was nominal.

Lines of Credit and Commitments to Fund Loans

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable; inventory; property, plant, and equipment; commercial real estate; and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At March 31, 2012, the Company had granted unused lines of credit to borrowers aggregating approximately $19,215,000 and $9,066,000 for commercial lines and consumer lines, respectively. At March 31, 2011, unused lines of credit to borrowers aggregated approximately $17,121,000 for commercial lines and $7,929,000 for consumer lines.

      Loans committed to but not yet funded as of March 31, 2012 and 2011 amounted to $7,797,000 and $7,532,000, respectively. As of March 31, 2012 and 2011, those loans at fixed rates amounted to $6,499,000 and $5,884,000, respectively, with $1,668,000 at March 31, 2012 and $3,806,000 at March 31, 2011 scheduled to be sold in the secondary market. The range of fixed rates was from 3.00% to 7.00% as of March 31, 2012. Commitments to fund loans with floating rates, to be held for investment, amounted to $1,298,000, and $1,648,000, at March 31, 2012 and 2011, respectively. Floating rates ranged from 3.25% to 6.00% as of March 31, 2012.

Recent and Future Change in Accounting Principle	12 Months Ended
Mar. 31, 2012
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements and Changes In Accounting Principles [Text Block]

Note 21:   Recent and Future Change in Accounting Principles

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements, which updates ASC 860, Transfers and Servicing. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. Accordingly, upon the adoption of the ASU’s guidance, a transferor in a repurchase transaction is deemed to have effective control if the following three conditions in ASC 860-10-40-24 are met: 1) The financial assets to be repurchased or redeemed are the same or substantially the same as those transferred, 2) The agreement is to repurchase or redeem them before maturity, at a fixed or determinable price, and 3) The agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance in the ASU is effective prospectively for transactions or modifications of existing transactions that occur on or after the first interim or annual period beginning on or after December 15, 2011. The adoption of ASU 2011-03 is not expected to have a significant impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This update amends FASB ASC Topic 820, Fair Value Measurements, to bring U.S. GAAP for fair value measurements in line with International Accounting Standards. The Update clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity’s stockholder’s equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The Update also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The Update also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this Update is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have an impact on the Company’s financial position or results of operations and will only affect disclosure in the Notes to Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The provisions of this update amend FASB ASC Topic 220, Comprehensive Income, to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The Update prohibits the presentation of the components of comprehensive income in the statement of stockholder’s equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate statements of net income and other comprehensive income. Under previous GAAP, all 3 presentations were acceptable. Regardless of the presentation selected, the Reporting Entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The provisions of this Update are effective for fiscal years and interim periods beginning after December 31, 2011 for public entities. The adoption of ASU No. 2011-05 did not have a financial impact on the Company’s financial position or results of operations. The Company included the presentation in its Consolidated Statements of Income and Comprehensive Income as a result of its adoption of this ASU.

In December, 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in an effort to improve comparability between U.S. GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. The adoption of ASU 2011-11 will not have a significant impact on the Company’s financial position or results of operations.

In December, 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement in ASU 2011-05, Presentation of Comprehensive Income, for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011 for public companies. The adoption of ASU 2011-12 is not expected to have an impact on the Company’s financial position or results of operations.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Mar. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 22:   Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations, and cash flows of the Company:

Condensed Balance Sheets

	March 31,
	2012	2011
	(In Thousands)
Assets
Cash and due from banks	$57	$143
Investment in common stock of subsidiaries	18,792	14,391
Other assets	738	643

Total assets	$19,587	$15,177

Liabilities
Short-term borrowings	$—	$1,800
Other liabilities	664	612

Total liabilities	664	2,412

Stockholders' Equity	18,923	12,765

Total liabilities and stockholders' equity	$19,587	$15,177

Condensed Results of Operations

	Year Ended March 31,
	2012	2011
	(In Thousands)
Income
Dividends from subsidiary	$2,000	$650
Other income	7	2

Total income	2,007	652

Expenses
Provision (benefit) for loan and lease losses	(7)	—
Other expenses	266	352

Total expenses	259	352

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,748	300

Income Tax Benefit	(101)	(139)

Income Before Equity in Undistributed Income of Subsidiary	1,849	439

Equity in Undistributed Income of Subsidiary	97	956

Net Income	$1,946	$1,395

Preferred Stock Dividends	30	—

Net income available to common stockholders	$1,916	$1,395

Condensed Statements of Cash Flows

	Year Ended March 31,
	2012	2011
	(In Thousands)
Operating Activities
Net income	$1,946	$1,395
Items not requiring (providing) cash
Deferred income taxes	(8)	(34)
Prepaid income taxes	(86)	23
Equity in undistributed earnings of subsidiary	(97)	(956)
Compensation related to incentive plans	—	24
Changes in
Other assets	(1)	—
Other liabilities	52	67

Net cash provided by operating activities	1,806	519

Investing Activity
Investment in subsidiary	(4,410)	—

Net cash used in investing activity	(4,410)	—

Financing Activities
Dividends paid on common shares	(384)	(365)
Dividends paid on preferred shares	(30)	—
Purchase of incentive plan shares	(26)	(26)
Purchase of treasury shares	(14)	(193)
Proceeds from sale of preferred stock	4,772	—
Proceeds from other borrowings	400	600
Repayment of other borrowings	(2,200)	(500)

Net cash provided by (used in) financing activities	2,518	(484)

Increase (Decrease) in Cash and Cash Equivalents	(86)	35

Cash and Cash Equivalents at Beginning of Year	143	108

Cash and Cash Equivalents at End of Year	$57	$143

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 23:   Subsequent Events

On May 10, 2012, the Company filed Form 15 with the Securities and Exchange Commission to announce its deregistration under the Securities Act of 1934. The deregistration will be effective 90 days or such shorter period as the Securities and Exchange Commission may determine, after the date of filing the Form 15.